COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative 1) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended			24 Months Ended
	Jul. 01, 2015	Aug. 22, 2013	Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Jun. 30, 2015
Gain Contingencies [Line Items]
Impairment of royalties buyout			$ 316	$ 576	[1]
Amendment License Agreement [Member] | MGuard PrimeTM [Member]
Gain Contingencies [Line Items]
Percentage of royalty fees	2.90%	2.90%
Advance royalty payment							$ 192
Percentage of royalty fee aggregate net sales up to $10,560,000							2.00%
Percentage of royalty fee aggregate net sales after $10,560,000							2.50%
Impairment of royalties buyout				576
Royalty expense				$ 149		$ 148

[1]	During the year ended December 31, 2015 the Company recorded expenses related to the impairment of the royalties buyout asset amounting to $576,000 due to anticipated lower sales of MGuard Prime in the future resulting from industry preferences for drug eluting stents.